Leases (Additional Information) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$ 170
Operating cash outflows from finance leases	6
Financing cash outflows from finance leases	162
Right-of-use assets obtained in exchange for lease liabilities
Operating lease	79
Finance lease	$ 0